Stockholders' Equity - Summary of Movements in Accumulated Other Comprehensive (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 36.8	$ (76.5)
Other comprehensive (loss)/income before reclassifications into general and administrative	53.7	113.3
Amounts reclassified from accumulated other comprehensive (loss) into general and administrative
Total other comprehensive income / (loss), net of tax	53.7	113.3	(74.0)
Ending balance	90.5	36.8	(76.5)
Foreign Currency Translation Items [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	36.7	(76.6)
Other comprehensive (loss)/income before reclassifications into general and administrative	48.4	113.3
Amounts reclassified from accumulated other comprehensive (loss) into general and administrative
Total other comprehensive income / (loss), net of tax	48.4	113.3
Ending balance	85.1	36.7
Unrealized Gains/(Losses), Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	0.1	0.1
Other comprehensive (loss)/income before reclassifications into general and administrative	5.3
Amounts reclassified from accumulated other comprehensive (loss) into general and administrative
Total other comprehensive income / (loss), net of tax	5.3
Ending balance	$ 5.4	$ 0.1